UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 09/30/2007 Item 1. Schedule of Investments.

	SCHEDULE OF INVESTMENTS (unaudited)
	Nicholas High Income Fund, Inc.
	AS OF: 09/30/07

		VALUE
		------------
CORPORATE BONDS - 86.59%

	Consumer Discretionary - Auto & Components - 2.93%
$1,000,000	American Axle & Manufacturing,Inc. 5.25%, 02/11/14	$ 865,000
500,000	ArvinMeritor, Inc. 8.125%, 09/15/15	485,000
1,250,000	General Motors Corporation 8.25%, 07/15/23 *	1,093,750
500,000	Ford Motor Company 7.45%, 07/16/31 *	392,500
		------------
		2,836,250
		------------
	Consumer Discretionary - Consumer Durables & Apparel - 1.41%
500,000	Simmons Company 10.00%, 12/15/14	398,750
1,000,000	Jarden Corporation 7.50%, 05/01/17	967,500
		------------
		1,366,250
		------------
	Consumer Discretionary - Consumer Services - 1.60%
1,500,000	United Rentals (North America), Inc. 7.75%, 11/15/13 *	1,545,000
		------------

	Consumer Discretionary - Hotels, Restaurants & Leisure - 2.67%
2,000,000	Station Casinos, Inc. 6.50%, 02/01/14	1,760,000
1,000,000	Herbst Gaming, Inc. 7.00%, 11/15/14	820,000
		------------
		2,580,000
		------------
	Consumer Discretionary - Media - 3.16%
1,000,000	EchoStar DBS Corporation 6.375%, 10/01/11	1,005,000
500,000	R.H. Donnelley Corporation 6.875%, 01/15/13	472,500
500,000	DIRECTV Holdings LLC8.375%, 03/15/13	519,375
1,000,000	Nielsen Finance LLC 10.00%, 08/01/14	1,057,500
		------------
		3,054,375
		------------
	Consumer Discretionary - Retail - 3.81%
2,000,000	Rent-A-Center, Inc. 7.50%, 05/01/10	1,900,000
1,000,000	Michaels Stores, Inc. 10.00%, 11/01/14	1,025,000
750,000	Sally Holdings LLC 9.25%, 11/15/14	757,500
		------------
		3,682,500
		------------
	Consumer Staples - Food & Staple Retail - 1.83%
2,000,000	Restaurant Company (The) 10.00%, 10/01/13	1,775,000
		------------

	Consumer Staples - Food, Beverage & Tobacco - 5.75%
1,000,000	Reynolds American Inc. 7.25%, 06/01/13	1,055,708
500,000	Pinnacle Foods Finance LLC 144A restriced, 9.25%, 04/01/15	476,250
2,000,000	Pilgrim's Pride Corporation 7.625%, 05/01/15 *	2,030,000
2,000,000	Constellation Brands, Inc. 144A Restricted, 7.25%, 05/15/17	2,000,000
		------------
		5,561,958
		------------
	Consumer Staples - Household & Personal Products - 2.43%
1,000,000	Visant Holding Corporation 8.75%, 12/01/13	1,022,500
1,500,000	Solo Cup Company 8.50%, 02/15/14 *	1,327,500
		------------
		2,350,000
		------------
	Energy - 13.32%
500,000	Harvest Operations Corp. 7.875%, 10/15/11	483,750
1,000,000	Stone Energy Corporation 8.25%, 12/15/11	997,500
875,000	CONSOL Energy Inc. 7.875%, 03/01/12	912,188
500,000	Williams Companies, Inc. (The) 8.125%, 03/15/12	538,750
2,000,000	Denbury Resources Inc. 7.50%, 04/01/13	2,045,000
1,500,000	Forest Oil Corporation 7.75%, 05/01/14	1,522,500
500,000	El Paso Corporation 6.875%, 06/15/14	504,620
1,000,000	Newfield Exploration Company 6.625%, 09/01/14	982,500
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	467,500
750,000	Inergy, L.P. 6.875%, 12/15/14	723,750
500,000	Deluxe Corporation 7.375%, 06/01/15	493,750
750,000	Grant Prideco, Inc. 6.125%, 08/15/15	727,500
500,000	Peabody Energy Corporation 7.375%, 11/01/16	527,500
500,000	Tesoro Corporation 144A Restricted, 6.50%, 06/01/17	496,250
1,500,000	Chesapeake Energy Corporation 6.50%, 08/15/17 *	1,458,750
		------------
		12,881,808
		------------
	Financials - Banks - 1.45%
1,000,000	Cardtronics, Inc. 9.25%, 08/15/13	957,500
500,000	MGIC Investment Corporation 5.375%, 11/01/15	441,340
		------------
		1,398,840
		------------
	Financials - Diversified - 3.37%
2,000,000	Ford Motor Credit Company 7.25%, 10/25/11 *	1,874,228
1,500,000	General Motors Acceptance Corporation 7.82125%, 12/01/14	1,382,847

				------------
				3,257,075
				------------
	Health Care - Equipment - 0.26%
250,000	Biomet, Inc. 144A restricted, 10.00%, 10/15/17			250,000
				------------

	Health Care - Services - 9.17%
1,500,000	Fresenius Medical Care Capital Trust IV 7.875%, 06/15/11			1,556,250
2,000,000	Res-Care, Inc. 7.75%, 10/15/13			1,980,000
1,000,000	HCA Inc. 9.125%, 11/15/14			1,055,000
2,500,000	DaVita, Inc. 7.25%, 03/15/15 *			2,506,250
1,000,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15			1,012,500
750,000	United Surgical Partners International, Inc. 8.875%, 05/01/17			757,500
				------------
				8,867,500
				------------
	Industrials - Capital Goods - 8.07%
1,000,000	DRS Technologies, Inc. 6.875%, 11/01/13			1,000,000
1,000,000	Manitowoc Company, Inc. (The) 7.125% 11/01/13 *			995,000
500,000	Terex Corporation	7.375%, 01/15/14		507,500
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14			497,500
1,500,000	Bombardier Inc.	144A restricted, 6.30%, 05/01/14 *		1,470,000
500,000	Interline Brands, Inc. 8.125%, 06/15/14			493,750
1,250,000	L-3 Communications Corporation 6.375%, 10/15/15			1,228,125
1,000,000	Baldor Electric Company 8.625%, 02/15/17			1,045,000
350,000	Mueller Water Products, Inc.		7.375%, 06/01/17	325,500
250,000	Actuant Corporation 144A Restriced, 6.875%, 06/15/17			246,250
				------------
				7,808,625
				------------
	Industrials - Commerical Services & Supplies - 11.14%
2,500,000	ARAMARK Services, Inc. 5.00%, 06/01/12			2,206,250
1,750,000	Alliance Laundry Systems LLC		8.50%, 01/15/13	1,680,000
750,000	Corrections Corporation of America 6.25%, 03/15/13			738,750
1,000,000	GEO Group, Inc. (The) 8.25%, 07/15/13			1,010,000
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13			2,160,000
500,000	Waste Services, Inc. 9.50%, 04/15/14			500,000
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15			972,500
1,500,000	Allied Waste North America, Inc. 6.875%, 06/01/17 *			1,507,500
				------------
				10,775,000
				------------
	Industrials - Transportation - 1.50%
500,000	CMA CGM S.A. 144A restricted, 7.25%, 02/01/13			485,000
1,000,000	Park-Ohio Industries, Inc.		8.375%, 11/15/14	965,000
				------------
				1,450,000
				------------
	Information Technology - Hardware & Equipment - 1.93%
2,000,000	Flextronics International Ltd. 6.25%, 11/15/14 *			1,870,000
				------------

	Information Technology - Semiconductors & Semiconductor Equipment - 0.49%
500,000	Spansion LLC 144A Restricted, 8.746%, 06/01/13			476,250
				------------

	Information Technology - Software & Services - 4.68%
1,500,000	Unisys Corporation 6.875%, 03/15/10			1,458,750
2,000,000	Iron Mountain Incorporated		8.625%, 04/01/13	2,025,000
1,000,000	SunGard Data Systems Inc. 10.25%, 08/15/15			1,045,000
				------------
				4,528,750
				------------
	Materials - 1.29%
500,000	Nalco Company 7.75%, 11/15/11			510,000
250,000	Tronox Worldwide LLC 9.50%, 12/01/12			249,375
500,000	Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15			487,500
				------------
				1,246,875
				------------
	Telecommunication Services - 1.53%
500,000	Syniverse Technologies Inc.		7.75%, 08/15/13	477,500
1,000,000	Nextel Communications, Inc.		6.875%, 10/31/13	1,003,999
				------------
				1,481,499
				------------
	Utilities - 1.58%
500,000	AES Corporation (The) 144A restricted, 8.75%, 05/15/13			523,125
1,000,000	NRG Energy, Inc. 7.25%, 02/01/14			1,002,500
				------------
				1,525,625
				------------
	Miscellaneous -	1.22%
1,200,000	Targeted Return Index Securities,
	Series HY-2006-1 144A restricted, 7.344%, 05/01/16			1,176,108
				------------

TOTAL Corporate Bonds (COST: $ 85,069,058)				83,745,288
				------------

COMMON STOCKS - 2.71%
	Energy - 1.11%
7,500	Energy Transfer Partners, L.P.			366,375

25,000	Kayne Anderson Energy Total Return Fund, Inc.	708,500
		------------
		1,074,875
		------------
	Financials - Banks - 0.25%
15,000	Citizens Banking Corporation	241,650
		------------

	Health Care - Pharmaceuticals & Biotechnology - 0.68%
27,000	Pfizer Inc.	659,610
		------------

	Industrials - Transportation - 0.67%
25,000	Eagle Bulk Shipping Inc.	643,500
		------------
TOTAL Common Stocks (COST: $ 2,701,743)		2,619,635
		------------

SHORT-TERM INVESTMENTS - 8.99%
	Commercial Paper - 7.75%
$1,000,000	Aetna Inc. 6.10%, 10/02/07	999,830
500,000	Avery Dennison Corporation 5.40%, 10/03/07	499,850
725,000	Kraft Foods Inc. 5.35%, 10/04/07	724,677
800,000	ITT Corporation 6.00%, 10/05/07	799,467
1,000,000	Wisconsin Energy Corporation 6.15%, 10/10/07	998,462
250,000	Wisconsin Energy Corporation 5.35%, 10/10/07	249,666
475,000	Kinder Morgan Energy PartnersL.P.5.90%, 10/11/07	474,222
401,000	Kinder Morgan Energy PartnersL.P.5.45%, 10/11/07	400,393
575,000	Time Warner Cable Inc. 5.37%, 10/12/07	574,056
250,000	Time Warner Inc. 5.70%, 10/18/07	249,327
750,000	Travelers Companies Inc. (The) 5.35%, 10/18/07	748,105
779,000	General Mills, Inc. 5.50%, 10/30/07	775,549
		------------
		7,493,604
		------------
	Variable Rate Security - 1.24%
1,204,559	Wisconsin Corporate Central Credit Union 4.24%, 10/01/07	1,204,559
		------------
TOTAL Short-term Investments (COST: $ 8,698,163)		8,698,163
		------------

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.44%
	Money Market Fund - 15.44%
14,933,820	BlackRock Provident Institutional Funds
	TempCash Fund 5.394%, 10/01/07	14,933,820
		------------
TOTAL Investments purchased with cash proceeds
from securities lending (COST: $ 14,933,820)		14,933,820
		------------
TOTAL SECURITY HOLDINGS - 113.73%		$109,996,906
LIABILITIES, NET OF OTHER ASSETS - (13.73)%		(13,279,740)
		------------
TOTAL NET ASSETS		$ 96,717,166
		------------
		------------

% OF NET ASSETS

(*) All or a portion of principal or shares are on loan.

As of September 30, 2007, investment cost for federal tax purposes was $111,396,142 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 876,130
Unrealized depreciation	(2,275,366)
-----------
Net unrealized depreciation	$(1,399,236)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 11/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/29/2007